Commitments	12 Months Ended
Jun. 30, 2026
Commitments [Abstract]
COMMITMENTS

NOTE 12 – COMMITMENTS

Leases

On November 8, 2023, Shuhai Beijing entered into a new lease agreement for its office in Beijing. Pursuant to the agreement, the agreement commenced on November 8, 2023 and expired on December 7, 2024, and has a monthly rent of approximately $2,425. The deposit was approximately $7,929. The Company received a one-month rent abatement.

On November 8, 2023, Tianjin information entered into a lease agreement for its office in Beijing. Pursuant to the agreement, the agreement commenced on November 8, 2023 and expired on December 7, 2024, and has a monthly rent of approximately $8,409. The deposit was approximately $27,496. The Company received a one-month rent abatement.

In August 2020, the Company entered into a lease for an office in Shenzhen City, China for three years from August 8, 2020 through August 7, 2023, with a monthly rent of approximately $29,651 for the first year. The rent will increase by 3% each year starting from the second year. The lease expired at maturity without renewal.

On May 10, 2023, Guo Hao Century entered into a lease for the office in Hangzhou City, China from May 10, 2023 to May 9, 2025. The security deposit is approximately $7,670. The quarterly rent is as follows:

		Rent expense
Start Date	End Date	RMB	USD
5/10/2023	8/9/2023	43,786	$6,060
8/10/2023	11/9/2023	66,038	9,139
11/10/2023	2/9/2024	66,038	9,139
2/10/2024	5/9/2024	64,602	8,940
5/10/2024	8/9/2024	66,038	9,139
8/10/2024	11/9/2024	66,038	9,139
11/10/2024	2/9/2025	66,038	9,139
2/10/2025	5/9/2025	63,884	$8,841

On September 30, 2023, the lease was early terminated due to the management’s decision of transferring operations in Hangzhou to Beijing headquarter office for maximizing the efficiency and cost saving.

On August 16, 2024, Shenzhen Jingwei entered into a lease agreement for its office in Shenzhen. Pursuant to the agreement, the lease commenced on August 16, 2024 with expiration on August 15, 2027, and has a monthly rent of approximately $6,778. The deposit was approximately $33,592. The Company received a five-month rent abatement.

On November 29, 2024, Shuhai Information entered into a lease agreement for an office in Beijing City, China from March 1, 2025 to February 29, 2028, with a monthly rent of approximately $3,498, payable every three months in advance. For the first three months, the Company received a rent discount and only needs to pay approximately $3,498 rent expense. The security deposit is approximately $22,503.

On December 10, 2024, the Company entered into a lease agreement for an office in Beijing City, China for 15 months from December 10, 2024 through March 10, 2026, with a monthly rent of approximately $981, payable every three months in advance. The security deposit is approximately $981.

On August 18, 2025, the Company entered into a lease agreement for an office in Shenzhen City, China for 24 months from August 18, 2025 to August 17, 2027, with a monthly rent of approximately $3,366, payable one day immediately preceding to the due date of each rent payment period. The security deposit is approximately $6,732.

The Company adopted FASB ASC Topic 842 on July 1, 2019. The components of lease costs, lease term and discount rate with respect of the Company’s office lease and the senior officers’ dormitory lease with an initial term of more than 12 months are as follows:

	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2024
Operating lease expense	$167,377	$136,506	$167,969

	June 30, 2026	June 30, 2025
Right-of-use assets	$222,487	$292,065
Lease liabilities - current	174,629	128,525
Lease liabilities - noncurrent	45,136	166,436
Weighted average remaining lease term	1.37 years	2.31 years
Weighted average discount rate	3.60% - 3.85%	3.60% - 6.75%

The following is a schedule, by years, of maturities of the operating lease liabilities as of June 30, 2026:

12 Months Ending June 30,	Minimum Lease Payment
2027	$182,156
2028	43,595
Total undiscounted cash flows	225,751
Less: imputed interest	5,986
Present value of lease liabilities	$219,765